File Number: 333-110037
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                January 20, 2006

              Supplement to the May 1, 2005 Class A, B and C Shares
             Prospectus and Investor Class Shares Prospectus, as may
                   be amended, for Pioneer Municipal Bond Fund

Effective January 20, 2006, Pioneer Municipal Bond Fund will be renamed Pioneer AMT-Free Municipal Fund. All references to Pioneer Municipal Bond Fund throughout this prospectus should be replaced with Pioneer AMT-Free Municipal Fund.



                                                                   18621-00-0106
                                        (C) 2006 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC